Long-Term Debt - Summary of Future Principal Payments for Long-Term Debt and Capital Lease Payments (Details) $ in Thousands	Sep. 27, 2020 USD ($)
Debt Disclosure [Abstract]
2020 (remaining thirteen weeks)	$ 397
2021	1,601
2022	6,541
Total	$ 8,539